SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of December 31, 2020	360,000,000	151,446,112	1,514
$60 million ATM offering	-	7,018,855	70
Balance as of June 30, 2021	360,000,000	158,464,967	1,584